Annual Total Returns[BarChart] - Small-MidCap Dividend Income Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.54%	29.45%	7.21%	(3.60%)	29.68%	12.94%	(13.88%)	25.01%	(6.57%)